Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Nov. 09, 2022
Direxion Future of Farming ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Future of Farming ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Direxion Future of Farming ETF (the “Fund”) seeks investment results, before fees and expenses, that track the S&P Kensho Sustainable Staples Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the Fund's current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the Fund's current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example -
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index or investments with economic characteristics similar to the securities included in the Index.The S&P Kensho Sustainable Staples Index (the “Index”) is designed to measure the performance of U.S.-listed companies enabling connected agricultural producers to enhance output while reducing waste and resource exhaustion using state-of-the-art sustainable practices. Connected agriculture is the use of advanced technologies to improve and manage agricultural processes, which support the future of farming. The Index is composed of U.S.-listed securities, including American Depositary Receipts (ADRs).S&P Dow Jones Indices, LLC (the “Index Provider”) constructs the Index by including all of the components of the S&P Kensho Sustainable Farming Index (the “Farming Index”), as well as the agricultural components of the following subsector indices: S&P Kensho Drones Index, S&P Kensho Robotics Index, S&P Kensho 3D Printing Index, S&P Kensho Genetic Engineering Index and S&P Kensho Space Index (each a “Subsector Index” and together with the Farming Index, the “Component Indices”). Only the components of each Subsector Index that have a connection to agriculture are included in the Index. The Farming Index captures companies focused on agricultural innovations intended to reduce resource intensity, produce higher yields, and lower agricultural waste in the following areas of innovation: connected farms, precision agriculture, sustainable fertilizers and plant protection, meat substitutes and alternative proteins, next-generation farming techniques and food and agricultural waste management. Each Subsector Index include companies focused on the industry or area of innovation suggested by their name.To construct the Component Indices, the Index Provider identifies relevant search terms that best represent the industries and areas of innovation (i.e., sustainable farming, drones, robotics, 3D printing, genetic engineering and space communication), and to construct the Index, further limits such search terms to those that are agricultural-related. At each annual reconstitution, the Index Provider conducts an automated scan of the SEC’s EDGAR database for annual company-issued filings that include the relevant search terms and reference a product or service within the scope of relevant Component Index. If the relevant search terms appear in certain sections of such filings (e.g., Item 1 (Business) or Item 7 (Management’s Discussion and Analysis) of a company’s most recent Form 10-K), the company is included in the relevant Component Index. The inclusion of the relevant search terms and the reference to a product or service within the scope of the relevant Component Index is designed to ensure that each component company has a significant economic nexus to the future of farming. The Index is modified equal weighted. The Fund may invest in securities of any market capitalization.As of September 30, 2022, the Index consisted of 39 components that had mean total market capitalization of $11.3 billion, total market capitalizations ranging from $87 million to $102 billion and were concentrated in the industrials, materials, and consumer staples sectors.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund uses a “passive” or indexing approach to attempt to achieve its investment objective. Although the Fund intends to fully replicate the Index, at times the Fund may hold a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. This means the Fund may not hold all of the securities included in the Index, its weighting of investment exposure to such securities or industries may be different from that of the Index and it may hold securities that are not included in the Index. The Fund will rebalance its portfolio when the Index rebalances. Additionally, if the Fund receives a creation unit in cash, the Fund repositions its portfolio in response to assets flowing into or out of the Fund.The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.Future of Farming Companies Risk — Companies that support the future of farming, such as those in sustainable farming, drones, robotics, 3D printing, genetic engineering and space, may have limited product lines, markets, financial resources or personnel. These companies typically face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. These companies are substantially affected by developments related to the agriculture industry, including the impact of global climate change on agricultural production. These companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. These companies may be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, availability of certain inputs and materials required for production, depletion of resources, technological developments and labor relations. These companies are also subject to significant environmental and safety regulations that could adversely affect their business. Additional or more stringent environmental and food safety regulations may be enacted in the future and such changes could have a material adverse effect on their business. The customers and/or suppliers of these companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on these companies.Agriculture Investment Risk — Investments in the agriculture sector are sensitive to the overall condition of the agriculture sector. Economic forces affecting the agricultural sector include changes in agricultural commodity prices, labor costs, and energy and financial markets, as well as government policies and regulations, such as taxes, tariffs, duties, subsidies and import and export restrictions. Agricultural production and trade flows are significantly affected by government policies and regulations. In addition, companies in the agricultural sector must comply with a broad range of environmental and food safety laws and regulations which could adversely affect the Fund’s investments. In addition, increased competition caused by economic recession, labor difficulties and changing consumer tastes and spending, as well as change in agricultural commodity prices, can affect the demand for agricultural products, and consequently the value of the Fund’s investments. Adverse weather conditions, natural disasters and climate change may have a negative impact on the value of the Fund’s investments.Index Correlation Risk — There is no guarantee that the Fund will achieve a high degree of correlation to the Index and, therefore, achieve its investment objective. The Fund may have difficulty achieving its investment objective for many reasons, including fees, expenses (including rebalancing expenses), transaction costs, the Fund’s valuation methodology differing from the Index’s valuation methodology, accounting standards and their application to income items, required compliance with the Fund’s exchange listing standards, disruptions or illiquidity in the markets for the securities held by the Fund, the Fund’s holding of uninvested cash, costs of complying with various new or existing regulatory requirements and regulatory and tax considerations, which may cause the Fund to hold (or not to hold) certain Index constituents. Activities surrounding Index reconstitutions and other Index rebalancing events may hinder the Fund’s ability to meet its investment objective. The Fund may not have investment exposure to all of the constituents of the Index or its weighting of investment exposure to such constituents may be different from that of the Index.Index Strategy Risk —The Fund is linked to an Index maintained by a third party provider unaffiliated with the Fund (the “Index Provider”) that exercises complete control over the Index. The Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Fund and its correlation to the Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Index will achieve its intended result or positive performance. The Index relies on various sources of information to assess the potential constituents of the Index, including information that may be based on assumptions or estimates. There is no assurance that the sources of information are reliable, and the Adviser does not assess the due diligence conducted by the Index Provider with respect to the data it uses or the Index construction and computation processes. The Fund's performance may deviate from the Index due to legal restrictions or limitations, certain listing standards of the Fund's Exchange, a lack of liquidity of the securities in the Index, potential adverse tax consequences or other regulatory reasons (diversification requirements). Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and/or corrected for a period of time or at all, which may have an adverse impact on the Fund.Passive Investment Risk — The Fund generally will not change its investment exposures, including by buying or selling securities or instruments, in response to market conditions. For example, the Fund generally will not sell an Index constituent due to a decline in its performance or to the prospects of an Index constituent, unless that constituent is removed from the Index with which the Fund seeks correlated performance.Market Risk — The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt the securities, swap agreements, options, or futures contract markets and adversely affect global economies, markets and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.Consumer Staples Sector Risk — Consumer staples companies are subject to government regulation affecting their products which may negatively impact such companies’ performance. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Also, the success of food, beverages, household and personal product companies may be strongly affected by changing consumer tastes and/or interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and global economy, interest rates, competition and consumer confidence and spending. In particular, tobacco companies may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.Industrials Sector Risk — Stock prices of issuers in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events including trade disputes, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will also affect the performance of investment in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and other government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by government defense spending policies which are typically under pressure from efforts to control government spending budgets. Transportation companies, another component of the industrials sector, are subject to cyclical performance and therefore investment in such companies may experience occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Issuers with high carbon intensity or high switching costs associated with the transition to low carbon alternatives may be more impacted by climate transition risks.Materials Sector Risk — Companies in the materials sector could be adversely affected by commodity price volatility, exchange rate fluctuations, import controls and increased competition. The production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Companies in the materials sector also are at risk for environmental damage and product liability claims, and may be materially affected by depletion of resources, technical progress, labor relations, political and social unrest, and governmental regulations.Large-Capitalization Company Risk — Large-capitalization companies may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.Small- and/or Mid-Capitalization Company Risk —Small- and mid-capitalization companies often have narrower markets for their goods and/or services, less stable earnings, and more limited managerial and financial resources and often have limited product lines, services, markets, financial resources or are dependent on a small management group. Because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund resulting in more volatile performance. These companies may face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.Micro-Capitalization Company Risk - Micro-capitalization companies often have limited product lines, narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small- or mid-capitalization. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.Currency Exchange Rate Risk — Changes in foreign currency exchange rates will affect the value of the Fund’s investments in securities denominated in a country’s currency. Generally, when the U.S. Dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. If the Fund is exposed to a limited number of currencies, any change in the value of these currencies could have a material impact on the Fund’s net asset value.Depositary Receipt Risk — To the extent the Fund invests in foreign companies, the Fund’s investment may be in the form of depositary receipts or other securities convertible into securities of foreign issuers including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). Such investments continue to be subject to most of the risks associated with investing directly in foreign securities, including political and exchange rate risks.International Closed-Market Trading Risk— Because the Fund may invest in, and/or have exposure to, securities that are traded in markets that are closed when the NYSE Arca, Inc. is open, there are likely to be deviations between its current value and its last sale price. As a result, premiums or discounts to net asset value may develop in share prices. Additionally, the performance of the Fund may vary from the performance of the Index.Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Index and may incur substantial losses.Equity Securities Risk — Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.High Portfolio Turnover Risk - The Fund may engage in active and frequent trading, which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Active and frequent trading may be due to Index rebalancing, cash purchases and sales of the Fund’s shares or other portfolio management reasons.Non-Diversification Risk — The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. Additionally, the Fund may invest a relatively high percentage of its assets in swap agreements with a single counterparty or a few counterparties. This may result in the Fund experiencing increased volatility and its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified fund.Securities Lending Risk— Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities, a decline in the value of any investments made with cash collateral, or a “gap” between the return on cash collateral reinvestments and any fees the Fund has agreed to pay a borrower. These events could also trigger adverse tax consequences for the Fund.Special Risks of Exchange-Traded FundsAuthorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may trade at larger bid-ask spreads and/or premiums or discounts to NAV. Authorized Participant concentration risk may be heightened for a fund that invests in non-U.S. securities or other securities or instruments that have lower trading volumes.Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.Market Price Variance Risk. Fund Shares can be bought and sold in the secondary market at market prices, which may be higher or lower than the net asset value of the Fund. When Shares trade at a price greater than net asset value, they are said to trade at a “premium.” When they trade at a price less than net asset value, they are said to trade at a “discount.” The market price of Shares fluctuates based on changes in the value of the Fund’s holdings and on the supply and demand for Shares. The market price of Shares may vary significantly from the Fund’s net asset value especially during times of market volatility. Further, to the extent that exchange specialists, market makers, Authorized Participants, or other market participants are unavailable or unable to trade the Fund’s Shares and/or create or redeem Creation Units premiums or discounts may increase.Trading Cost Risk. When buying or selling shares of the Fund in the secondary market, you will likely incur brokerage commission or other charges. In addition, you may incur the cost of the “spread” also known as the bid-ask spread, which is the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The bid-ask spread varies over time based on, among other things, trading volume, market liquidity and market volatility. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments due to the associated trading costs.Exchange Trading Risk. Trading in Shares on their listing exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in Shares inadvisable, such as extraordinary market volatility. Also, there is no assurance that Shares will continue to meet the listing requirements of the exchange and Shares may be delisted. Like other listed securities, Shares of the Fund may be sold short, and short positions in Shares may place downward pressure on their market price.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk —  The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. Additionally, the Fund may invest a relatively high percentage of its assets in swap agreements with a single counterparty or a few counterparties. This may result in the Fund experiencing increased volatility and its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus. Upon commencement of operations, updated performance will be available on the Fund’s website at www.direxion.com/etfs?producttab=performance or by calling the Fund toll-free at (866) 476-7523.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 476-7523
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.direxion.com/etfs?producttab=performance
Direxion Future of Farming ETF | Direxion Future of Farming ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Operating Services Fees)	rr_OtherExpensesOverAssets	0.05%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	$ 208

[1]	Estimated for the Fund's current fiscal year.
[2]	Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) has entered into an Operating Services Agreement with the Fund. Under this Operating Services Agreement, Rafferty has contractually agreed to pay all expenses of the Fund as long as it is the advisor of the Fund other than the following: management fees, Rule 12b-1 distribution and/or service fees, taxes, swap financing and related costs, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, and extraordinary expenses. The Operating Services Agreement may be terminated at any time by the Board of Trustees.